Significant Accounting Policies - Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2019 Creditors	Dec. 31, 2018
Foreign exchange rates [abstract]
Closing foreign exchange rate	4.0301
Euro [Member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	4.5305	4.4390
Average foreign exchange rate	4.4159	4.3094
US dollar [Member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	4.0307	3.8748
Average foreign exchange rate	3.9461	3.6558
Cape Verdean escudo [Member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.0411	0.0403
Average foreign exchange rate	0.0401	0.0391
Sao Tomean dobra [Member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.000192	0.000185
Average foreign exchange rate	0.000188	0.000177
Kenyan shilling [Member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.0398	0.0381
Average foreign exchange rate	0.0387	0.0361
Namibian dollar [Member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.2878	0.2698
Average foreign exchange rate	0.2732	0.2764
Mozambican metical [Member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.0631	0.0627
Average foreign exchange rate	0.0627	0.0601
Angolan kwanza [Member]
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.0084	0.0126
Average foreign exchange rate	0.0111	0.0147